Segment Results and Assets (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	6 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2010
Segment Reporting Information [Line Items]
Corporate expenditure	$ 24.5	$ 46.6	$ 37.6	$ 54.5
Environmental rehabilitation	10.9	28.2	24.9	19.3
Employee termination costs	$ 35.3	$ 13.8	$ 32.8	$ 10.3